Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents	[1]	$ 153	$ 283	$ 179	$ 166
Cash and cash equivalents		120	249
Restricted cash and equivalents	[2]	188	125	68	103
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		341	408	247	269
Virginia Electric and Power Company
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents		22	26	35	17
Restricted cash and equivalents	[3]	2			7
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		$ 24	$ 26	$ 35	$ 24

[1]	At December 31, 2022, 2021, 2020 and 2019, Dominion Energy had $34 million, $34 million, $21 million and $47 million, respectively, of cash and cash equivalents included in current assets held for sale.
[2]	At December 31, 2022, 2021, 2020 and 2019, Dominion Energy had $2 million, less than $1 million, $3 million and $12 million, respectively, of restricted cash and equivalents included in current assets held for sale with the remaining balances presented within other current assets in Dominion Energy's Consolidated Balance Sheets..
[3]	Restricted cash and equivalents balances are presented within other current assets in Virginia Power’s Consolidated Balance Sheets